Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2017
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Derivative Instruments

	2017		2016
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Derivative Assets	$1.5	$1.5	$0.2	$0.2
Derivative Liabilities	$3.3	$3.3	$1.7	$1.7

Carrying Values And Fair Values For Debt

	2017		2016
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Total debt - SBH	$3,771.7	$3,972.8	$3,560.0	$3,804.9
Total debt - SB/RH	$3,771.7	$3,972.8	$3,560.0	$3,804.9